COMMITMENTS AND CONTINGENCIES (Details Textual)	1 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended
	Oct. 31, 2011 USD ($)	Oct. 31, 2011 EUR (€)	Jun. 30, 2011 USD ($)	Aug. 31, 2009 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS	Jan. 31, 2012 Net Consolidated Consulting Services Revenue [Member]	Dec. 31, 2012 Cost Of Revenue [Member] USD ($)	Dec. 31, 2011 Cost Of Revenue [Member] USD ($)	Dec. 31, 2010 Cost Of Revenue [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Jan. 31, 2012 Minimum [Member] Net Consolidated Licence and Maintenance Revenue [Member]	Dec. 31, 2012 Maximum [Member]	Jan. 31, 2012 Maximum [Member] Net Consolidated Licence and Maintenance Revenue [Member]
Bank Guarantees For Performance Of Various Contracts					$ 11,600,000
Bank Guarantees For Rent To Be Paid For Offices					5,200,000
Commitments Covenants Description					Matrix committed not to distribute dividends that will cause its equity (when measured based on International Financial Reporting Standards ("IFRS") to be less than NIS 275,000 (approximately $ 74,000). As of December 31, 2012, Matrix's equity was approximately NIS 566,000 (approximately $ 152,000) (as measured based on IFRS).
Litigation Settlement, Expense	1,509,000	1,100,000
Insurance Recoveries	1,200,000
Loss Contingency, Damages Sought, Value				13,900
Operating Leases, Rent Expense					15,559	13,000	15,000,000
Loss Contingency Damages Increased Sought Value			63,800,000					238,000,000
Royalty Guarantees Commitments Percentage									0.35%					3.00%		0.35%
Royalty Guarantees Commitments Based On Grants Percentage													100.00%		150.00%
Royalty Expense										574,000	340,000	614,000
Royalty Guarantees, Commitments, Amount					8,360,000
Contigent Liability Royalty Payment					$ 3,166,000